Derivative Financial Instruments and Risk Management Policies - Derivatives Policy (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Financial Instruments [Abstract]
Nominal value of outstanding derivatives	€ 145,166	€ 152,096
Decrease in outstanding derivatives	4.60%
Interest rate risk | Cash flow hedges
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average interest rate (as a percent)	4.00%
Interest rate risk | Cash flow hedges | Minimum
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average interest rate (as a percent)	2.00%
Interest rate risk | Cash flow hedges | Maximum
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average interest rate (as a percent)	4.00%